Acquisition of Kennady Diamonds Inc. (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Acquisition of Kennady Diamonds Inc.
The purchase price allocation and the net assets acquired were as follows:

Purchase price:

Common shares issued	$153,688

Purchase of equity securities prior to April 13, 2018	9,038

Company transaction costs	4,247

Total	$166,973

Net assets acquired:

Assets

Cash	$54

Amounts receivable	641

Prepaid expenses	119

Reclamation deposit	250

Property, plant and equipment	168,609

Liabilities

Accounts payable and accrued liabilities	(2,527)

Decommissioning and restoration liability	(173)

Total	$166,973